LEGAL PROCEEDINGS (Q3) (Details) - shares		9 Months Ended	12 Months Ended
	May. 01, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
LEGAL PROCEEDINGS [Abstract]
Number of shares under non-standard cashless exercise (in shares)	782,284		782,284
Number of shares exercisable on cashless basis (in shares)	261,516		261,516
Number of common shares issued on exercise of warrants (in shares)		361,516		1,571,428
Maximum percentage of material proceedings/interest		5.00%